Loans (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Jun. 07, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings loans	$ 331,300,000		$ 352,300,000
Allowance for loan losses	232,448,000		253,809,000		276,963,000		384,351,000
Average balance of impaired loans	371,558,000		442,277,000
Interest income recognized on impaired loan	6,632,000		7,117,000
Forbearance agreements time period	6 months
Loans, net of unearned income	16,230,166,000		15,389,074,000		16,708,582,000
Provision for loan losses	27,000,000		55,000,000		78,000,000	[1]
Loan loss provision on PCI loans	3,300,000		1,200,000
Allowance - purchased credit impaired loans	3,185,000		817,000
Acquired From FDIC | Mountain National Bank
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans acquired								249,001,000
Permanent Mortgage Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	19,122,000		22,491,000		24,928,000		26,194,000
TDR, reduction of interest rate by increment, basis points	0.25%
TDRS Maturities	40 years
Loans, net of unearned income	538,961,000		662,242,000	[2]	765,583,000
Modified interest rate increase	1.00%
Provision for loan losses	208,000		5,024,000		9,314,000	[1]
Allowance - purchased credit impaired loans	0		0
Loans Held-For-Sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings loans	80,100,000		135,600,000
Residential Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	34.00%
Consumer Real Estate Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	31.00%
Allowance for loan losses	113,011,000		126,785,000		128,949,000		165,077,000
TDRS Maturities	30 years
Loans, net of unearned income	5,048,071,000	[3]	5,333,371,000	[3]	5,688,703,000
Provision for loan losses	8,793,000		50,118,000		94,020,000	[1]
Allowance - purchased credit impaired loans	77,000		11,000
Modified Loans Classified As A TDR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	59,000,000		64,600,000
Ratio of the allowance for loan losses to loans	18.00%		18.00%
Loans To Mortgage Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage contributed in total loan	7.00%
Concentration risk, percentage	13.00%
Commercial loans	1,163,018,000		790,609,000	[4]
Loans, net of unearned income	1,163,018,000		790,609,000
Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	85,585,000		96,245,000	[4]
Average balance of impaired loans	77,431,000		150,453,000
Interest income recognized on impaired loan	786,000		937,000
Commercial loans	10,285,003,000		9,010,932,000	[4]
Time period of default probability	1 year
Loans pledged to secure potential borrowings from Federal Reserve Bank	6,100,000
Allowance - purchased credit impaired loans	3,108,000
Credit Card & Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	14,730,000		7,484,000		6,898,000		7,081,000
Loans, net of unearned income	358,131,000		336,606,000		289,105,000
Provision for loan losses	19,046,000		9,321,000		9,239,000	[1]
Allowance - purchased credit impaired loans	0		2,000
Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Credit card workout program, granted rate reduction	0.00%
Loans, net of unearned income	188,746,000		185,959,000
Heloc And Real Estate Installment Classes
Accounts, Notes, Loans and Financing Receivable [Line Items]
TDR, reduction of interest rate by increment, basis points	0.25%
Restricted And Secured Consumer Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	76,800,000		333,800,000
Restricted And Secured Permanent Mortgage Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income			11,200,000
Finance And Insurance Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage contributed in total loan	12.00%
Concentration risk, percentage	22.00%
Commercial loans	2,000,000,000
Finance Insurance And Loans To Mortgage Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage contributed in total loan	35.00%
Purchased Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net charge-offs	100,000		400,000
Maximum | Permanent Mortgage Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Modified interest rate time period	5 years
Maximum | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Forbearance agreements time period	12 months
Maximum | Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payment reductions, time period	1 year
Credit card workout program, term extension	5 years
Maximum | Heloc And Real Estate Installment Classes
Accounts, Notes, Loans and Financing Receivable [Line Items]
Modified interest rate time period	5 years
Minimum | Non-Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired commercial loans	1,000,000
Minimum | Permanent Mortgage Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Modified interest rate	2.00%
Modified interest rate time period	5 years
Minimum | Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payment reductions, time period	6 months
Minimum | Heloc And Real Estate Installment Classes
Accounts, Notes, Loans and Financing Receivable [Line Items]
Modified interest rate	1.00%
Pass | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades	12
Pass | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades	1
Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades	13
Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades	14
Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades	15
Unlikely to be Collected Financing Receivable | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades	16
PD Grade 1
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	70,000		85,000
Lowest expected default probability	1
PD Grade 12
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	4,622,000		2,488,000
PD Grade 13
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	3,590,000		9,047,000
PD Grade 13 | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loans	500,000
LGD Grade 1 | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades	12
LGD Grade 1 | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades	1
LGD Grade 12 | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades	12
Loan Reassessed | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loans	$ 1,000,000

[1]	2012 includes approximately $23 million of loan loss provision related to dischargedbankruptcies.
[2]	Balance as of December 31, 2013, includes $11.2 million of restricted and secured real estate loans. See Note 22 - Variable Interest Entities for additional information.
[3]

Balances as of December 31, 2014 and 2013, include $76.8 million and $333.8 million of restricted and secured real estate loans, respectively. See Note 22 - Variable Interest Entities for additional information.

[4]	December 31, 2013 table excludes PCI loans amounting to $45.9 million ($.8 million of allowance).